Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Scheduled Principal Repayments [Abstract]
2012	$ 545,938
2013	389,549
2014	819,347
2015	498,282
2016	507,823
Thereafter	1,330,301
Total	4,091,240
Fair market value of assumed debt	13,344
Total indebtedness	$ 4,104,584	$ 4,302,000